Report Of The Directors Financial Review Risk Report - Loans and advances to customers and banks measured at amortised cost (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,948,360	$ 2,856,717
Financial investments - measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	148,326	109,066
Total gross loans and advances
Disclosure of credit risk exposure [line items]
Financial assets	2,432,751
Total gross loans and advances | Financial investments - measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	2,700,821	2,632,057
Total gross loans and advances | Financial investments - measured at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	1,062,526	1,039,552
Total gross loans and advances | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	84,075	81,221
Total gross loans and advances | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	1,146,601	1,120,773
Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(5,469)
Allowance for ECL | Financial investments - measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(11,917)	(12,447)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	(11,089)	(11,516)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(303)	(392)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	$ (11,392)	$ (11,908)